Note 20 - Related Party Transactions	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
20.
       Related party transactions

The Company has entered into office space rental arrangements and property management contracts with senior managers of certain subsidiaries. These senior managers are usually also minority shareholders of the subsidiaries. The business purpose of the transactions is to rent office space for the Company and to generate property management revenues for the Company. The recorded amount of the rent expense for the year ended
December 31, 2019
was
$1,330
(
2018
-
$1,156
). These amounts are settled monthly in cash, and are priced at market rates. The rental arrangements have fixed terms of up to
10
years.

As at
December 31, 2019,
the Company had
$2,564
of loans receivable from minority shareholders (
December 31, 2018 -
$2,064
). The business purpose of the loans receivable was to finance the sale of non-controlling interests in subsidiaries to senior managers. The loan amounts are measured based on the formula price of the underlying non-controlling interests, and interest rates are determined based on market rates plus a spread. The loans generally have terms of
5
to
10
years, but are open for repayment without penalty at any time.